Sep. 30, 2024
(Allspring Ultra Short Municipal ETF) | (Allspring Exchange-Traded Funds Trust)
Investment Objective
The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Fees and Expenses

This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[1]

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.18%
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
2.	Expenses are based on estimated amounts for the current fiscal year.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$18
3 Years	$58

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets plus borrowings for investment purposes in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

■	up to 20% of the Fund’s total assets in securities whose interest is subject to federal AMT; and

■	up to 10% of the Fund’s total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be 1 year or less.

We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, and specific demographic trends. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.

Performance
Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.

[1]	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.